Derivative Instruments and Hedging Activities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Derivative [Line Items]
Gain (Loss) from components excluded from assessment of fair value hedge effectiveness, net	¥ 0	¥ 0	¥ 0